INFORMATION ON BUSINESS SEGMENTS	6 Months Ended
Jun. 30, 2013
INFORMATION ON BUSINESS SEGMENTS [Abstract]
INFORMATION ON BUSINESS SEGMENTS

NOTE 7 - INFORMATION ON BUSINESS SEGMENTS

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At June 30, 2013 and  December  31, 2012,  the Company  considered  its business activities to constitute a single segment.